INCOME TAXES (Details 2) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deferred Tax Assets, Tax Credit Carryforwards	89,927	65,012
Year 2014 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	0	0
Year 2015 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	10,278	10,997
Year 2016 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	53,105	15,141
Year 2017 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	21,254	24,807
Year 2018 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	5,290	14,067